Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provisions	€ 15,267	€ 13,593
New or increased provisions	3,386
Changes in scope of consolidation	(618)
Reversal of utilized provisions	(1,218)
Provisions for site restoration, abandonment and social projects
Provisions
Provisions	9,322	€ 9,621
New or increased provisions	381
Changes in scope of consolidation	€ (553)
Period to incur expenditures	50 years
Threshold period to start utilizations essentially	12 months
Reversal of utilized provisions	€ (567)
Provisions for site restoration, abandonment and social projects | Minimum
Provisions
Discount rate	(0.30%)	(0.40%)
Provisions for site restoration, abandonment and social projects | Maximum
Provisions
Discount rate	6.10%	3.80%
Provisions for site restoration, abandonment and social projects | Azule Energy Holdings Ltd
Provisions
Changes in scope of consolidation	€ 561
Estimated costs for social projects | Exploration & Production
Provisions
Provisions		€ 1,060
Estimated costs for social projects | Exploration & Production | Basilicata region [member]
Provisions
Provisions		664
Provisions for site restoration | Global Gas & LNG Portfolio
Provisions
Provisions		7,757
Provisions for site abandonment | Refining & Marketing
Provisions
Provisions		475
Environmental provisions
Provisions
Provisions	3,503	2,206
New or increased provisions	1,923
Reversal of utilized provisions	(364)
Environmental provisions | Eni Rewind SpA
Provisions
Provisions	2,391
Environmental provisions | Refining & Marketing
Provisions
Provisions	705
Provisions for current groundwater remediation activities
Provisions
New or increased provisions	1,245
Provisions for litigations
Provisions
Provisions	947	452
New or increased provisions	552
Reversal of utilized provisions	(24)
Provisions for litigations | Exploration & Production
Provisions
Provisions	315
Provisions for litigations | Global Gas & LNG Portfolio
Provisions
Provisions	371
Provisions for taxes other than income taxes
Provisions
Provisions	219	211
New or increased provisions	54
Changes in scope of consolidation	(66)
Reversal of utilized provisions	(8)
Provisions for taxes other than income taxes | Exploration & Production
Provisions
Provisions	194
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Provisions	327	295
New or increased provisions	115
Reversal of utilized provisions	(95)
Reinsurance receivables	78
Provisions for losses on investments
Provisions
Provisions	189	195
New or increased provisions	37
Provisions for losses on investments | ISAF SpA
Provisions
Provisions	154
Provisions for Everen (ex OIL) insurance cover
Provisions
Provisions	97	€ 93
New or increased provisions	€ 4
Period for charging increased insurance premiums	5 years